Trade and Other Payables - Summary of Trade and Other Payables (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016 [1]
Trade and other payables [abstract]
Trade payables	$ 190.8	$ 169.3
Accruals and other payables	238.8	199.6
Payroll payables	51.7	46.3
Copper derivative contracts	3.3	0.0
Leave pay accrual	42.5	37.7
Interest payable on loans	10.2	9.7
Deferred consideration	11.2	67.7
Stamp duty payable	0.0	13.0
Total trade and other payables	$ 548.5	$ 543.3

[1]	As Restated - Refer note 40 for further details.